Installment Payment Receivables, Net	12 Months Ended
Dec. 31, 2021
Lessor Disclosure [Abstract]
Installment Payment Receivables, Net

1 1 .	Installment Payment Receivables, Net
Installment payment receivables relating to the installment payments for vehicles
and
batteries from customers consisted of the following:

	As of December 31,
	2020	2021
Current portion of installment payment receivables, net	156,069	887,202
Non-current portion of installment payment receivables, net	397,467	1,863,492

Total	553,536	2,750,694

The Group recognized interest income resulting from a significant financing component of RMB4,929, RMB17,115 and RMB89,895 for the year
s
ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2020, an allowance for credit losses of RMB4,287 had been provided for the current portion of installment payment receivables of RMB156,068 and long-term portion of installment payment receivables of RMB401,755.
As of December 31, 2021, an allowance for credit losses of RMB51,131 had been provided for the current portion of installment payment receivables of RMB905,435 and long-term portion of installment payment receivables of RMB1,896,390.

Payment maturity analysis of installment payment receivables for vehicles and batteries for each of the next five years and a reconciliation of the gross receivables to the present value are as follows:

As of December 31,
2021
Within 1 year	1,029,526
Between 1 and 2 years	920,142
Between 2 and 3 years	598,274
Between 3 and 4 years	382,075
Between 4 and 5 years	184,498
Thereafter	5,530

Total receivables of installment payments	3,120,045

Less: Unrealized finance income	(318,220)

Installment payment receivables , gross	2,801,825
Less: Allowance for installment payment receivables	(51,131)

Installment payment receivables , net	2,750,694